9. INVENTORIES (Details) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventories Details Abstract
Finished goods	R$ 2,200.8	R$ 2,986.5
Work in process	140.5	155.0
Raw materials	847.5	1,086.3
Packaging materials	73.8	87.0
Secondary materials	338.0	321.1
Warehouse	196.2	239.8
Imports in transit	103.9	103.9
Other	9.9	11.4
(-) Adjustment to present value	(138.1)	(327.0)	R$ (127.4)
Inventories	R$ 3,877.3	R$ 4,948.2